Government Grants (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Revenue Disclosure [Abstract]
Government Grant

	December 31, 2019	December 31, 2018
	(in thousands)
Received	$3,539	$3,539
Less accumulated amortization	(2,836)	(2,792)
Foreign exchange translation adjustment	155	172
Total government grants	858	919
Less current portion	(45)	(42)
Non-current government grants	$813	$877